Retirement Plans and Other Retiree Benefits - Fair Values of Pension Plan Assets by Asset Category (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	100.00%	100.00%
Short Duration Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	80.00%
Securities or fund's average portfolio maturity period	18 months
Minimum [Member] | High Yield Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Securities or fund's average portfolio maturity period	0 months
Maximum [Member] | High Yield Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Securities or fund's average portfolio maturity period	24 months